PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions reconciliation
Provisions at beginning of period	$ 889.0
Additions	62.9
Reductions	(19.1)
Reclamation spending	(55.4)
Accretion	31.0
Reclamation recovery	(11.9)
Provisions at end of period	896.5	$ 889.0
Current portion	57.9
Non-current portion	838.6
Other operating expense	108.5	137.0
Reclamation and remediation obligations
Provisions reconciliation
Provisions at beginning of period	854.1
Additions	55.7
Reductions	(7.4)
Reclamation spending	(55.4)
Accretion	31.0
Reclamation recovery	(11.9)
Provisions at end of period	866.1	854.1
Current portion	50.5
Non-current portion	815.6
Other operating expense	11.9	8.0
Letter of credit issued to various agencies	391.9	366.7
Surety bonds	$ 275.7	$ 264.4
Reclamation and remediation obligations | Minimum
Provisions reconciliation
Discount rate used in estimating site restoration cost obligation (in percent)	1.70%	2.50%
Inflation rate used in estimating the site restoration cost obligation (in percent)	2.20%	2.10%
Reclamation and remediation obligations | Maximum
Provisions reconciliation
Discount rate used in estimating site restoration cost obligation (in percent)	14.70%	12.30%
Inflation rate used in estimating the site restoration cost obligation (in percent)	4.00%	5.10%
Other
Provisions reconciliation
Provisions at beginning of period	$ 34.9
Additions	7.2
Reductions	(11.7)
Provisions at end of period	30.4	$ 34.9
Current portion	7.4
Non-current portion	$ 23.0